Note 2 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	December 31, 2014	December 31, 2015
Raw materials	$18,816	$12,162
Finished goods	6,698	25,273
	$25,514	$37,435